SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Financing Receivables (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000